Interest Revenue and Expenses (Details) - Schedule of interest expenses $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Schedule of interest expenses [Abstract]
Savings accounts and time deposits	$ 142,623		$ 313,142	$ 301,251
Debt issued	403,989		386,015	352,351
Other financial obligations	413		918	1,482
Repurchase agreements	1,853		7,048	8,901
Borrowings from financial institutions	27,830		43,570	29,275
(Gain) loss from accounting hedges	(32,040)		(25,888)	(23,694)
Demand deposits	11,559		14,408	9,380
Lease liabilities	2,532		2,574
Other interest expenses	1,248		483	694
Total	$ 560,007	$ 786,637	$ 742,270	$ 679,640